Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 29, 2019	Mar. 24, 2022 CNY (¥)	Mar. 24, 2022 USD ($)	Dec. 31, 2021 CNY (¥) ReportingUnit Customer Segment	Dec. 31, 2021 USD ($) ReportingUnit Customer Segment	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2019 CNY (¥)	Jan. 01, 2022 CNY (¥)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Negative cashflows from operations				¥ 5,951,847	$ 933,973	¥ 5,411,071	¥ (3,906,227)
Accumulated deficit				47,163,773		40,973,853				$ 7,401,025
Cash, cash equivalents, restricted cash and short-term investments				4,423,119						694,084
Unused credit lines				2,754,099		830,054				432,178
Working capital deficit				10,952,353						$ 1,718,662
Issuance of ordinary shares upon follow-on offering				¥ 500,380	78,521	4,457,007	0
Renminbi ("RMB") to per one U.S. dollar exchange rate				6.3726						6.3726
Cash paid for content (licensed copyrights and produced content)				¥ 19,275,833	$ 3,024,799	17,009,167
Amortization period of produced content				10 years	10 years
Number of reporting unit | ReportingUnit				1	1
Goodwill impaired related to reporting unit				¥ 0		0
Contract assets allowance for credit losses				14,721		9,275				$ 2,310
Balances of contract liabilities				4,416,413		4,476,940				693,032
Revenue recognition of contract liability				¥ 3,112,050	$ 488,349
Longest expected length of revenue contracts				1 year	1 year
Advertising expenses				¥ 2,383,257	$ 373,985	2,304,782	2,757,214
Cash and cash equivalents and restricted cash				¥ 3,074,864		10,940,512	¥ 6,909,674			482,513
Depreciation percentage				2.34%	2.34%
Number of operating segment | Segment				1	1
Additional paid-in capital				¥ (49,642,014)		(47,687,483)				(7,789,915)
Convertible senior notes				¥ 12,652,172		¥ 11,926,715				1,985,402
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer				0	0	0
Credit Concentration Risk | Accounts Receivable and Contract Assets | Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage				10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets				¥ 1,591,152		¥ 1,509,586				249,686
Contract assets allowance for credit losses				¥ 14,721		¥ 9,275				$ 2,310
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap				10 years	10 years
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2020						Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted				true						true
Change in accounting principle, accounting standards update, transition option elected description				The Group adopted ASU 2016-13 on January 1, 2020, using a modified retrospective transition method	The Group adopted ASU 2016-13 on January 1, 2020, using a modified retrospective transition method
ASU 2019-02
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2020						Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted				true						true
Change in accounting principle, accounting standards update, transition option elected description				The Group adopted ASU 2019-02 on January 1, 2020, using a prospective transition method.	The Group adopted ASU 2019-02 on January 1, 2020, using a prospective transition method.
Change in accounting principle, accounting standards update, immaterial effect				false						false
ASU 2017-04
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2020						Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted				true						true
Change in accounting principle, accounting standards update, transition option elected description				The Group adopted this guidance on a prospective basis	The Group adopted this guidance on a prospective basis
Change in accounting principle, accounting standards update, immaterial effect				true						true
Cumulative Effect Period of Adoption [Member] | ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit											¥ 94,048
Accounts receivable and contract assets											83,726
Cumulative Effect Period of Adoption [Member] | ASU 2016-13 | Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets allowance for credit losses											¥ 11,360
Subsequent Event | ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit								¥ 772,123	$ 121,163
Additional paid-in capital								1,432,986	224,867
Convertible senior notes								¥ 635,925	$ 99,791
Private Placement | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Issuance of ordinary shares upon follow-on offering		¥ 1,816,191	$ 285,000
2025 Convertible Senior Notes
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, repurchase date	Apr. 01, 2023			Apr. 01, 2023	Apr. 01, 2023